Consolidated Statements of Cash Flows (Audited) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (120,273)	$ (161,968)
Impairment of investment in associate		61,364
Share of loss from operation of associate	479	9,843
Adjustments to reconcile net loss to net cash generated from operating activities
Depreciation and amortization	130,373	119,608
Gain on disposal of property, plant and equipment	(18,919)
Provision for credit loss allowance	66,303	(84,503)
Changes in operating assets and liabilities:
Account payables	113,104	13,463
Account receivables	123,019	(65,454)
Prepayment, deposits and other receivables	(107,666)	(22,443)
Contract assets	(136,460)
Accrued liabilities and other payables	147,428	(105,213)
Contract liabilities	156,376	325,214
Tax assets	198,863	(53,733)
Deferred tax assets/liabilities	2,906	(7,470)
Income tax payable	4,690	55,996
Change in lease liability	(56,365)	(60,303)
Net cash provided by operating activities	503,858	24,401
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(109,262)	(138,343)
Proceed on disposal of property, plant and equipment	11,679
Investment in associate		(70,790)
Net cash used in investing activities	(97,583)	(209,133)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common shares	327,600
Share subscriptions received in advance	(318,600)	318,600
Repayment to director	(67,762)	(67,872)
Advances from finance lease liabilities	41,819	(4,789)
Advances to related companies	(66,818)	(4,740)
Net cash (used in)/provided by financing activities	(83,761)	241,199
Effect of exchange rate changes in cash and cash equivalents	115,608	19,274
Net changes in cash and cash equivalents	438,122	75,741
Cash and cash equivalents, beginning of year	1,309,929	1,234,188
CASH AND CASH EQUIVALENTS, END OF YEAR	1,748,051	1,309,929
SUPPLEMENTAL CASH FLOWS INFORMATION
Cash paid for income taxes	271,991	105,339
Cash paid for interest paid	1,881	2,790
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial recognition of operating lease right-of-use assets and operating lease obligations upon adoption of ASC Topic 842	640,405
Initial recognition of the balance payment of finance lease right-of-use asset by finance lease liabilities	$ 47,551